Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Computation of Basic and Diluted Earnings Per Unit
The following table sets forth the computation of basic and diluted earnings per unit (
in thousands, except per unit amounts
):

	Three Months Ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Basic and diluted earnings per unit:
Net loss	$(336)	$(4,101)	$(6,062)	$(12,099)
Undeclared dividends on nonredeemable preferred units	(145)	(145)	(290)	(290)

	(481)	(4,246)	(6,352)	(12,389)
Weighted average common units outstanding:	85,565	85,565	85,565	85,565

Basic and diluted earnings per unit	$(0.01)	$(0.05)	$(0.07)	$(0.14)

The following table sets forth the computation of basic and diluted earnings per unit (in thousands, except per unit amounts).

	Year Ended December 31,
	2020	2019	2018
Basic and diluted earnings per unit:
Net loss	$(24,663)	$(22,439)	$(25,377)
Undeclared dividends on nonredeemable preferred units	(578)	(578)	(578)
Redeemable Preferred Unit accretion	(219,257)	—	—

	(244,498)	(23,017)	(25,955)
Weighted average common units outstanding:	85,564,605	85,564,605	85,564,605

Basic and diluted earnings per unit	$(2.86)	$(0.27)	$(0.30)

TPG Pace Tech Opportunities Corp [Member]
Summary of valuation models used to calculate fair value of warrant securities and FPAs
Key inputs ranges of inputs for the valuation models used to calculate the fair value of the Warrant Securities and FPAs were as follows,

	June 30, 2021	December 31, 2020
Implied volatility	45%	22%
Risk-free interest rate	0.05%	0.10% - 0.43%
Instrument exercise price for one Class A ordinary share	$11.50	$11.50
Expected term	0.08 years	5.5 years

Key ranges of inputs for the valuation models used to calculate the fair value of the Warrant Securities and FPAs were as follows,

	Inception (October 2020)	December 31, 2020
Implied volatility	20% - 25%	22%
Risk-free interest rate	0.13% - 0.40%	0.10% - 0.43%
Instrument exercise price for one Class A ordinary share	$ 11.50	$ 11.50
Expected term	5.5 years	5.5 years

Summary of Computation of Basic and Diluted Earnings Per Unit
As of June 30, 2021, the Company has two classes of ordinary shares, Class A ordinary shares and Class F ordinary shares. As of June 30, 2020, the Company only had Class F ordinary shares. For the three and months ended June 30, 2021, earnings and losses are shared pro rata between the two classes of ordinary shares as follows,

	For the Three Months Ended June 30, 2021		For the Six Months Ended June 30, 2021
	Class A	Class F	Class A	Class F
Basic and diluted net (loss) income per ordinary share:
Numerator:
Allocation of net (loss) income	$(7,348,914)	$(1,837,228)	$15,316,014	$3,829,003
Denominator:
Weighted average ordinary shares outstanding:	45,000,000	11,250,000	45,000,000	11,250,000
Basic and diluted net (loss) income per ordinary share	$(0.16)	$(0.16)	$0.34	$0.34